Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES
Basis of Consolidation and Presentation
These Consolidated Financial Statements (Consolidated Financial Statements) include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated.
On March 25, 2019, the Company filed amended consolidated financial statements as at and for the year ended December 31, 2018 to reflect the impact of the March 7, 2019 decision issued by the OEB relating to the Deferred Tax Asset portion of the OEB's decision on Hydro One Networks' 2017 and 2018 transmission revenue requirement, for which the OEB previously granted a Motion to Review and Vary. The comparative information in these Consolidated Financial Statements reflects the amended consolidated financial statements as at and for the year ended December 31, 2018.
Basis of Accounting
These Consolidated Financial Statements are prepared and presented in accordance with United States (US) Generally Accepted Accounting Principles (GAAP) and in Canadian dollars.
Use of Management Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues, expenses, gains and losses during the reporting periods. Management evaluates these estimates on an ongoing basis based upon historical experience, current conditions, and assumptions believed to be reasonable at the time the assumptions are made, with any adjustments being recognized in results of operations in the period they arise. Significant estimates relate to regulatory assets and regulatory liabilities, environmental liabilities, pension benefits, post-retirement and post-employment benefits, asset retirement obligations, goodwill and asset impairments, contingencies, unbilled revenues, and deferred income tax assets and liabilities. Actual results may differ significantly from these estimates.
Regulatory Accounting
The OEB has the general power to include or exclude revenues, costs, gains or losses in the rates of a specific period, resulting in a change in the timing of accounting recognition from that which would have been applied in an unregulated company. Such change in timing involves the application of rate-regulated accounting, giving rise to the recognition of regulatory assets and liabilities. The Company’s regulatory assets represent amounts receivable from future customers and costs that have been deferred for accounting purposes because it is probable that they will be recovered in future rates. In addition, the Company has recorded regulatory liabilities that generally represent amounts that are refundable to future customers. The Company continually assesses the likelihood of recovery of each of its regulatory assets and continues to believe that it is probable that the OEB will include its regulatory assets and liabilities in setting future rates. If, at some future date, the Company judges that it is no longer probable that the OEB will include a regulatory asset or liability in setting future rates, the appropriate carrying amount would be reflected in results of operations prospectively from the date the Company’s assessment is made, unless the change meets the requirements for a subsequent event adjustment.
Cash and Cash Equivalents
Cash and cash equivalents include cash and short-term investments with an original maturity of three months or less.
Revenue Recognition
Nature of Revenues
Transmission revenues predominantly consist of transmission tariffs, which are collected through OEB-approved UTRs which are applied against the monthly peak demand for electricity across Hydro One's high-voltage network. OEB-approved UTRs are based on an approved revenue requirement that includes a rate of return. The transmission tariffs are designed to recover revenues necessary to support the Company's transmission system with sufficient capacity to accommodate the maximum expected demand which is influenced by weather and economic conditions. Transmission revenues are recognized as electricity is transmitted and delivered to customers.
Distribution revenues attributable to the delivery of electricity are based on OEB-approved distribution rates and are recognized on an accrual basis and include billed and unbilled revenues. Billed revenues are based on electricity delivered as measured from customer meters. At the end of each month, electricity delivered to customers since the date of the last billed meter reading is estimated, and the corresponding unbilled revenue is recorded. The unbilled revenue estimate is affected by energy consumption, weather, and changes in the composition of customer classes.
Revenues also include amounts related to sales of other services and equipment. Such revenue is recognized as services are rendered or as equipment is delivered. Revenues are recorded net of indirect taxes.
Accounts Receivable and Allowance for Doubtful Accounts
The Company early-adopted Accounting Standard Update (ASU) 2016-13 Financial Instruments - Credit Losses (along with related ASUs as disclosed in Note 3 - New Accounting Pronouncements) with a transition date of January 1, 2019 using the modified retrospective method. Upon adoption, there was no material impact to the Consolidated Financial Statements, and no adjustments were made to prior period financial statements.
Billed accounts receivable are recorded at the invoiced amount, net of allowance for doubtful accounts. Unbilled accounts receivable are recorded at their estimated value, net of allowance for doubtful accounts. Overdue amounts related to regulated billings bear interest at OEB-approved rates. The allowance for doubtful accounts reflects the Company’s current lifetime expected credit losses (CECL) for all accounts receivable balances. The Company estimates the CECL by applying internally developed loss rates to all outstanding receivable balances by aging category. Loss rates applied to the accounts receivable balances are based on historical overdue balances, customer payments and write-offs. Accounts receivable are written-off against the allowance when they are deemed uncollectible. The allowance for doubtful accounts is affected by changes in volume, prices and economic conditions.
Noncontrolling interest
Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to shareholders of Hydro One. Noncontrolling interest is initially recorded at fair value and subsequently the amount is adjusted for the proportionate share of net income and other comprehensive income (OCI) attributable to the noncontrolling interest and any dividends or distributions paid to the noncontrolling interest.
If a transaction results in the acquisition of all, or part, of a noncontrolling interest in a subsidiary, the acquisition of the noncontrolling interest is accounted for as an equity transaction. No gain or loss is recognized in consolidated net income or comprehensive income as a result of changes in the noncontrolling interest, unless a change results in the loss of control by the Company.
Income Taxes
Current and deferred income taxes are computed based on the tax rates and tax laws enacted as at the balance sheet date. Tax benefits associated with income tax positions are recorded only when the more-likely-than-not recognition threshold is satisfied and are measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon settlement. Management evaluates each position based solely on the technical merits and facts and circumstances of the position, assuming the position will be examined by a taxing authority having full knowledge of all relevant information. Significant management judgment is required to determine recognition thresholds and the related amount of tax benefits to be recognized in the Consolidated Financial Statements. Management re-evaluates tax positions each period using new information about recognition or measurement as it becomes available.
Deferred Income Taxes
Deferred income taxes are provided for using the liability method. Under this method, deferred income tax assets and liabilities are recognized on all temporary differences between the tax bases and carrying amounts of assets and liabilities, including the carry forward unused tax credits and tax losses to the extent that it is more-likely-than-not that these deductions, credits, and losses can be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on the tax rates and tax laws that have been enacted as at the balance sheet date. Deferred income taxes that are not included in the rate-setting process are charged or credited to the consolidated statements of operations and comprehensive income.
Management reassesses the deferred income tax assets at each balance sheet date and reduces the amount to the extent that it is more likely than not that the deferred income tax asset will not be realized. Previously unrecognized deferred income tax assets are reassessed at each balance sheet date and are recognized to the extent that it has become more likely than not that the tax benefit will be realized.
The Company recognizes deferred income taxes associated with its regulated operations and records offsetting regulatory assets and liabilities for the deferred income taxes that are expected to be recovered or refunded in future regulated rates charged to customers.
Investment tax credits are recorded as a reduction of the related expenses or income tax expense in the current or future period to the extent it is more likely than not that the credits can be utilized.
Materials and Supplies
Materials and supplies represent consumables, small spare parts and construction materials held for internal construction and maintenance of property, plant and equipment. These assets are carried at average cost less any impairments recorded.
Property, Plant and Equipment
Property, plant and equipment is recorded at original cost, net of customer contributions, and any accumulated impairment losses. The cost of additions, including betterments and replacement asset components, is included on the Consolidated Balance Sheets as property, plant and equipment.
The original cost of property, plant and equipment includes direct materials, direct labour (including employee benefits), contracted services, attributable capitalized financing costs, asset retirement costs, and direct and indirect overheads that are related to the capital project or program. Indirect overheads include a portion of corporate costs such as finance, treasury, human resources, and information technology (IT). Overhead costs, including corporate functions and field services costs, are capitalized on a fully allocated basis, consistent with an OEB-approved methodology.
Property, plant and equipment in service consists of transmission, distribution, communication, administration and service assets and land easements. Property, plant and equipment also includes future use assets, such as land, major components and spare parts, and capitalized project development costs associated with deferred capital projects.
Transmission
Transmission assets include assets used for the transmission of high-voltage electricity, such as transmission lines, support structures, foundations, insulators, connecting hardware and grounding systems, and assets used to step up the voltage of electricity from generating stations for transmission and to step down voltages for distribution, including transformers, circuit breakers and switches.
Distribution
Distribution assets include assets related to the distribution of low-voltage electricity, including lines, poles, switches, transformers, protective devices and metering systems.
Communication
Communication assets include fibre optic and microwave radio systems, optical ground wire, towers, telephone equipment and associated buildings.
Administration and Service
Administration and service assets include administrative buildings, personal computers, transport and work equipment, tools and other minor assets.
Easements
Easements include statutory rights of use for transmission corridors and abutting lands granted under the Reliable Energy and Consumer Protection Act, 2002, as well as other land access rights.
Intangible Assets
Intangible assets separately acquired or internally developed are measured on initial recognition at cost, which comprises purchased software, direct labour (including employee benefits), consulting, engineering, overheads and attributable capitalized financing charges. Following initial recognition, intangible assets are carried at cost, net of any accumulated amortization and accumulated impairment losses. The Company’s intangible assets primarily represent major computer applications.
Capitalized Financing Costs
Capitalized financing costs represent interest costs attributable to the construction of property, plant and equipment or development of intangible assets. The financing cost of attributable borrowed funds is capitalized as part of the acquisition cost of such assets. The capitalized financing costs are a reduction of financing charges recognized in the Consolidated Statements of Operations and Comprehensive Income. Capitalized financing costs are calculated using the Company’s weighted average effective cost of debt.
Construction and Development in Progress
Construction and development in progress consists of the capitalized cost of constructed assets that are not yet complete and which have not yet been placed in service.
Depreciation and Amortization
The cost of property, plant and equipment and intangible assets is depreciated or amortized on a straight-line basis based on the estimated remaining service life of each asset category, except for transport and work equipment, which is depreciated on a declining balance basis.
The Company periodically initiates an external independent review of its property, plant and equipment and intangible asset depreciation and amortization rates, as required by the OEB. Any changes arising from OEB approval of such a review are implemented on a remaining service life basis, consistent with their inclusion in electricity rates. The most recent reviews resulted in changes to rates effective January 1, 2015 and January 1, 2017 for Hydro One Networks’ distribution and transmission businesses, respectively. A summary of average service lives and depreciation and amortization rates for the various classes of assets is included below:

	Average	Rate
	Service Life	Range	Average
Property, plant and equipment:
Transmission	55 years	1% - 3%	2%
Distribution	46 years	1% - 7%	2%
Communication	16 years	1% - 15%	5%
Administration and service	21 years	1% - 20%	5%
Intangible assets	10 years	10%	10%

In accordance with group depreciation practices, the original cost of property, plant and equipment, or major components thereof, and intangible assets that are normally retired, is charged to accumulated depreciation, with no gain or loss being reflected in results of operations. Where a disposition of property, plant and equipment occurs through sale, a gain or loss is calculated based on proceeds and such gain or loss is included in depreciation expense.
Acquisitions and Goodwill
The Company accounts for business acquisitions using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are primarily measured at their estimated fair value at the date of acquisition. Costs associated with pending acquisitions are expensed as incurred. Goodwill represents the cost of acquired companies that is in excess of the fair value of the net identifiable assets acquired at the acquisition date. Goodwill is not included in rate base.
Goodwill is evaluated for impairment on an annual basis, or more frequently if circumstances require. The Company performs a qualitative assessment to determine whether it is more likely than not that the fair value of the applicable reporting unit is less than its carrying amount. If the Company determines, as a result of its qualitative assessment, that it is not more likely than not that the fair value of the applicable reporting unit is less than its carrying amount, no further testing is required. If the Company determines, as a result of its qualitative assessment, that it is more likely than not that the fair value of the applicable reporting unit is less than its carrying amount, a goodwill impairment assessment is performed using a two-step, fair value-based test. The first step compares the fair value of the applicable reporting unit to its carrying amount, including goodwill. If the carrying amount of the applicable reporting unit exceeds its fair value, a second step is performed. The second step requires an allocation of fair value to the individual assets and liabilities using purchase price allocation in order to determine the implied fair value of goodwill. If the implied fair value of goodwill is less than the carrying amount, an impairment loss is recorded as a reduction to goodwill and as a charge to results of operations.
Based on assessment performed as at September 30, 2019, the Company has concluded that goodwill was not impaired at December 31, 2019.
Long-Lived Asset Impairment
When circumstances indicate the carrying value of long-lived assets may not be recoverable, the Company evaluates whether the carrying value of such assets, excluding goodwill, has been impaired. For such long-lived assets, the Company evaluates whether impairment may exist by estimating future estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. When alternative courses of action to recover the carrying amount of a long-lived asset are under consideration, a probability-weighted approach is used to develop estimates of future undiscounted cash flows. If the carrying value of the long-lived asset is not recoverable based on the estimated future undiscounted cash flows, an impairment loss is recorded, measured as the excess of the carrying value of the asset over its fair value. As a result, the asset’s carrying value is adjusted to its estimated fair value.
Within its regulated business, the carrying costs of most of Hydro One’s long-lived assets are included in rate base where they earn an OEB-approved rate of return. Asset carrying values and the related return are recovered through approved rates. As a result, such assets are only tested for impairment in the event that the OEB disallows recovery, in whole or in part, or if such a disallowance is judged to be probable.
Hydro One regularly monitors the assets of its unregulated Hydro One Telecom Inc. subsidiary for indications of impairment. Management assesses the fair value of such long-lived assets using commonly accepted techniques. Techniques used to determine fair value include, but are not limited to, the use of recent third-party comparable sales for reference and internally developed discounted cash flow analysis. Significant changes in market conditions, changes to the condition of an asset, or a change in management’s intent to utilize the asset are generally viewed by management as triggering events to reassess the cash flows related to these long-lived assets. As at December 31, 2019 and 2018, no asset impairment had been recorded for assets within either the Company’s regulated or unregulated businesses.
Costs of Arranging Debt Financing
For financial liabilities classified as other than held-for-trading and for convertible debentures, the Company defers the external transaction costs related to obtaining financing and presents such amounts net of related debt or convertible debentures on the Consolidated Balance Sheets. Deferred issuance costs are amortized over the contractual life of the related debt or convertible debentures on an effective-interest basis and the amortization is included within financing charges in the Consolidated Statements of Operations and Comprehensive Income. Transaction costs for items classified as held-for-trading are expensed immediately.
Comprehensive Income
Comprehensive income is comprised of net income and OCI. Hydro One presents net income and OCI in a single continuous Consolidated Statement of Operations and Comprehensive Income.
Financial Assets and Liabilities
All financial assets and liabilities are classified into one of the following five categories: held-to-maturity; loans and receivables; held-for-trading; other liabilities; or available-for-sale. Financial assets and liabilities classified as held-for-trading are measured at fair value. All other financial assets and liabilities are measured at amortized cost, except accounts receivable and amounts due from related parties, which are measured at the lower of cost or fair value. Accounts receivable and amounts due from related parties are classified as loans and receivables. The Company considers the carrying amounts of accounts receivable and amounts due from related parties to be reasonable estimates of fair value because of the short time to maturity of these instruments. The Company estimates the CECL for all accounts receivable balances, which are recognized as adjustments to the allowance for doubtful accounts. Accounts receivable are written-off against the allowance when they are deemed uncollectible. All financial instrument transactions are recorded at trade date.
The Company determines the classification of its financial assets and liabilities at the date of initial recognition. The Company designates certain of its financial assets and liabilities to be held at fair value, when it is consistent with the Company’s risk management policy disclosed in Note 18 - Fair Value of Financial Instruments and Risk Management.
Derivative Instruments and Hedge Accounting
The Company closely monitors the risks associated with changes in interest rates on its operations and, where appropriate, uses various instruments to hedge these risks. Certain of these derivative instruments qualify for hedge accounting and are designated as accounting hedges, while others either do not qualify as hedges or have not been designated as hedges (hereinafter referred to as undesignated contracts) as they are part of economic hedging relationships.
The accounting guidance for derivative instruments requires the recognition of all derivative instruments not identified as meeting the normal purchase and sale exemption as either assets or liabilities recorded at fair value on the consolidated balance sheets. For derivative instruments that qualify for hedge accounting, the Company may elect to designate such derivative instruments as either cash flow hedges or fair value hedges. The Company offsets fair value amounts recognized on its consolidated balance sheets related to derivative instruments executed with the same counterparty under the same master netting agreement.
For derivative instruments that qualify for hedge accounting and which are designated as cash flow hedges, any unrealized gain or loss, net of tax, is recorded as a component of accumulated OCI (AOCI). Amounts in AOCI are reclassified to results of operations in the same period or periods during which the hedged transaction affects results of operations and presented in the same line item as the earnings effect of the hedged item. Any gains or losses on the derivative instrument that represent hedge components excluded from the assessment of effectiveness are recognized in the same line item of the consolidated statements of operations as the hedged item. For fair value hedges, changes in fair value of both the derivative instrument and the underlying hedged exposure are recognized in the consolidated statements of operations and comprehensive income in the current period. The gain or loss on the derivative instrument is included in the same line item as the offsetting gain or loss on the hedged item in the consolidated statements of operations and comprehensive income. The changes in fair value of the undesignated derivative instruments are reflected in results of operations.
Embedded derivative instruments are separated from their host contracts and are carried at fair value on the consolidated balance sheets when: (a) the economic characteristics and risks of the embedded derivative are not clearly and closely related to the economic characteristics and risks of the host contract; (b) the hybrid instrument is not measured at fair value, with changes in fair value recognized in results of operations each period; and (c) the embedded derivative itself meets the definition of a derivative. The Company does not engage in derivative trading or speculative activities and had no embedded derivatives that required bifurcation at December 31, 2019 or 2018.
Hydro One periodically develops hedging strategies taking into account risk management objectives. At the inception of a hedging relationship where the Company has elected to apply hedge accounting, Hydro One formally documents the relationship between the hedged item and the hedging instrument, the related risk management objective, the nature of the specific risk exposure being hedged, and the method for assessing the effectiveness of the hedging relationship. The Company also assesses, both at the inception of the hedge and on a quarterly basis, whether the hedging instruments are effective in offsetting changes in fair values or cash flows of the hedged items.
Employee Future Benefits
Employee future benefits provided by Hydro One include pension, post-retirement and post-employment benefits. The costs of the Company’s pension, post-retirement and post-employment benefit plans are recorded over the periods during which employees render service.
The Company recognizes the funded status of its defined benefit pension, post-retirement and post-employment plans on its consolidated balance sheets and subsequently recognizes the changes in funded status at the end of each reporting year. Defined benefit pension, post-retirement and post-employment plans are considered to be underfunded when the projected benefit obligation (PBO) exceeds the fair value of the plan assets. Liabilities are recognized on the consolidated balance sheets for any net underfunded PBO. The net underfunded PBO may be disclosed as a current liability, long-term liability, or both. The current portion is the amount by which the actuarial present value of benefits included in the benefit obligation payable in the next 12 months exceeds the fair value of plan assets. If the fair value of plan assets exceeds the PBO of the plan, an asset is recognized equal to the net overfunded PBO. The post-retirement and post-employment benefit plans are unfunded because there are no related plan assets.
Hydro One recognizes its contributions to the defined contribution pension plan (DC Plan) as pension expense, with a portion being capitalized as part of labour costs included in capital expenditures. The expensed amount is included in operation, maintenance and administration (OM&A) costs in the consolidated statements of operations and comprehensive income.
Defined Benefit Pension
Defined benefit pension costs are recorded on an accrual basis for financial reporting purposes. Pension costs are actuarially determined using the projected benefit method prorated on service and are based on assumptions that reflect management’s best estimate of the effect of future events, including future compensation increases. Past service costs from plan amendments and all actuarial gains and losses are amortized on a straight-line basis over the expected average remaining service period of active employees in the plan, and over the estimated remaining life expectancy of inactive employees in the plan. Pension plan assets, consisting primarily of listed equity securities, corporate and government debt securities as well as private real estate and private infrastructure investments, are recorded at fair value at the end of each year. Hydro One records a regulatory asset equal to the net underfunded PBO for its pension plan. Defined benefit pension costs are attributed to labour costs on a cash basis and a portion directly related to acquisition and development of capital assets is capitalized as part of the cost of property, plant and equipment and intangible assets. The remaining defined benefit pension costs are charged to results of operations (OM&A costs).
Post-retirement and Post-employment Benefits
Post-retirement and post-employment benefits are recorded and included in rates on an accrual basis. Costs are determined by independent actuaries using the projected benefit method prorated on service and based on assumptions that reflect management’s best estimates. Past service costs from plan amendments are amortized to results of operations based on the expected average remaining service period.
For post-retirement benefits, all actuarial gains or losses are deferred using the “corridor” approach. The amount calculated above the “corridor” is amortized to results of operations on a straight-line basis over the expected average remaining service life of active employees in the plan and over the remaining life expectancy of inactive employees in the plan. The post-retirement benefit obligation is remeasured to its fair value at each year end based on an annual actuarial report, with an offset to the associated regulatory asset, to the extent of the remeasurement adjustment.
For post-employment obligations, the associated regulatory liabilities representing actuarial gains on transition to US GAAP are amortized to results of operations based on the “corridor” approach. The actuarial gains and losses on post-employment obligations that are incurred during the year are recognized immediately to results of operations. The post-employment benefit obligation is remeasured to its fair value at each year end based on an annual actuarial report, with an offset to the associated regulatory asset, to the extent of the remeasurement adjustment.
All post-retirement and post-employment benefit costs are attributed to labour costs and are either charged to results of operations (OM&A costs) or capitalized as part of the cost of property, plant and equipment and intangible assets for service cost component and to regulatory assets for all other components of the benefit costs, consistent with their inclusion in OEB-approved rates.
Stock-Based Compensation
Share Grant Plans
Hydro One measures share grant plans based on fair value of share grants as estimated based on the grant date common share price. The costs are recognized in the financial statements using the graded-vesting attribution method for share grant plans that have both a performance condition and a service condition. The Company records a regulatory asset equal to the accrued costs of share grant plans recognized in each period. Costs are transferred from the regulatory asset to labour costs at the time the share grants vest and are issued, and are recovered in rates. Forfeitures are recognized as they occur.
Deferred Share Unit (DSU) Plans
The Company records the liabilities associated with its Directors’ and Management DSU Plans at fair value at each reporting date until settlement, recognizing compensation expense over the vesting period on a straight-line basis. The fair value of the DSU liability is based on the Company’s common share closing price at the end of each reporting period.
Long-term Incentive Plan (LTIP)
The Company measures the awards issued under its LTIP, at fair value based on the grant date common share price. The related compensation expense is recognized over the vesting period on a straight-line basis. Forfeitures are recognized as they occur.
Loss Contingencies
Hydro One is involved in certain legal and environmental matters that arise in the normal course of business. In the preparation of its Consolidated Financial Statements, management makes judgments regarding the future outcome of contingent events and records a loss for a contingency based on its best estimate when it is determined that such loss is probable and the amount of the loss can be reasonably estimated. Where the loss amount is recoverable in future rates, a regulatory asset is also recorded. When a range estimate for the probable loss exists and no amount within the range is a better estimate than any other amount, the Company records a loss at the minimum amount within the range.
Management regularly reviews current information available to determine whether recorded provisions should be adjusted and whether new provisions are required. Estimating probable losses may require analysis of multiple forecasts and scenarios that often depend on judgments about potential actions by third parties, such as federal, provincial and local courts or regulators. Contingent liabilities are often resolved over long periods of time. Amounts recorded in the Consolidated Financial Statements may differ from the actual outcome once the contingency is resolved. Such differences could have a material impact on future results of operations, financial position and cash flows of the Company.
Provisions are based upon current estimates and are subject to greater uncertainty where the projection period is lengthy. A significant upward or downward trend in the number of claims filed, the nature of the alleged injuries, and the average cost of resolving each claim could change the estimated provision, as could any substantial adverse or favourable verdict at trial. A federal or provincial legislative outcome or structured settlement could also change the estimated liability. Legal fees are expensed as incurred.
Environmental Liabilities
Environmental liabilities are recorded in respect of past contamination when it is determined that future environmental remediation expenditures are probable under existing statute or regulation and the amount of the future expenditures can be reasonably estimated. Hydro One records a liability for the estimated future expenditures associated with contaminated land assessment and remediation (LAR) and for the phase-out and destruction of polychlorinated biphenyl (PCB)-contaminated mineral oil removed from electrical equipment, based on the present value of these estimated future expenditures. The Company determines the present value with a discount rate that produces an amount at which the environmental liabilities could be settled in an arm’s length transaction with a third party. As the Company anticipates that the future expenditures will continue to be recoverable in future rates, an offsetting regulatory asset has been recorded to reflect the future recovery of these environmental expenditures from customers. Hydro One reviews its estimates of future environmental expenditures annually, or more frequently if there are indications that circumstances have changed.
Asset Retirement Obligations
Asset retirement obligations are recorded for legal obligations associated with the future removal and disposal of long-lived assets. Such obligations may result from the acquisition, construction, development and/or normal use of the asset. Conditional asset retirement obligations are recorded when there is a legal obligation to perform a future asset retirement activity but where the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the Company. In such a case, the obligation to perform the asset retirement activity is unconditional even though uncertainty exists about the timing and/or method of settlement. This uncertainty is incorporated in the fair value measurement of the obligation.
When recording an asset retirement obligation, the present value of the estimated future expenditures required to complete the asset retirement activity is recorded in the period in which the obligation is incurred, if a reasonable estimate can be made. In general, the present value of the estimated future expenditures is added to the carrying amount of the associated asset and the resulting asset retirement cost is depreciated over the estimated useful life of the asset. The present value is    determined with a discount rate that equates to the Company’s credit-adjusted risk-free rate. Where an asset is no longer in service when an asset retirement obligation is recorded, the asset retirement cost is recorded in results of operations.
Some of the Company’s transmission and distribution assets, particularly those located on unowned easements and rights-of-way, may have asset retirement obligations, conditional or otherwise. The majority of the Company’s easements and rights-of-way are either of perpetual duration or are automatically renewed annually. Land rights with finite terms are generally subject to extension or renewal. As the Company expects to use the majority of its facilities in perpetuity, no asset retirement obligations have been recorded for these assets. If, at some future date, a particular facility is shown not to meet the perpetuity assumption, it will be reviewed to determine whether an estimable asset retirement obligation exists. In such a case, an asset retirement obligation would be recorded at that time.
The Company’s asset retirement obligations recorded to date relate to estimated future expenditures associated with the removal and disposal of asbestos-containing materials installed in some of its facilities.
Leases
Effective January 1, 2019, the Company adopted Accounting Standards Codification (ASC) 842 - Leases using the modified retrospective transition approach using the effective date of January 1, 2019, as its date of initial application. In the Company's transition to ASC 842, the Company elected the package of practical expedients and the land easement practical expedient. As a result, a Right-of-Use (ROU) asset and a corresponding lease obligation of approximately $27 million was recognized on the Consolidated Balance Sheet at January 1, 2019, and no adjustments were made to prior period financial statement amounts. There was no material impact to the Consolidated Statement of Operations and Comprehensive Income. On adoption, the Company did not identify any finance leases.
At the commencement date of a lease, the minimum lease payments are discounted and recognized as a lease obligation. Discount rates used correspond to the Company's incremental borrowing rates. Renewal options are assessed for their likelihood of being exercised and are included in the measurement of the lease obligation when it is reasonably certain they will be exercised. The Company does not recognize leases with a term of less than 12 months. A corresponding ROU asset is recognized at the commencement date of a lease. The ROU asset is measured as the lease obligation adjusted for any lease payments made and/or any lease incentives and initial direct costs incurred. ROU assets are included in other long-term assets, and corresponding lease obligations are included in other current liabilities and other long-term liabilities on the Consolidated Balance Sheets.
Subsequent to the commencement date, the lease expense recognized at each reporting period is the total remaining lease payments over the remaining lease term. Lease obligations are measured as the present value of the remaining unpaid lease payments using the discount rate established at commencement date. The amortization of the ROU assets are calculated as the difference between the lease expense and the accretion of interest, which is calculated on the effective interest method. Lease modifications and impairments are assessed at each reporting period to assess the need for a re-measurement of the lease obligations or ROU assets.